Consolidated Statements Of Comprehensive Income		12 Months Ended
		Dec. 31, 2018 KRW (₩) ₩ / shares		Dec. 31, 2018 USD ($) $ / shares		Dec. 31, 2017 KRW (₩) ₩ / shares		Dec. 31, 2016 KRW (₩) ₩ / shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Interest income		₩ 9,684,499,000,000		$ 8,702,038,000		₩ 8,550,687,000,000		₩ 8,512,312,000,000
Interest income on financial assets at fair value through profit or loss (IFRS 9)	[1]	54,243,000,000		48,740,000		0		0
Interest income on financial assets at fair value through other comprehensive income	[1]	280,371,000,000		251,928,000		0		0
Interest income on financial assets at amortized cost	[1]	9,349,885,000,000		8,401,370,000		0		0
Interest income on financial assets at fair value through profit or loss in accordance with IAS 39	[1]	0		0		53,348,000,000		63,408,000,000
Interest income on available-for-sale financial assets	[1]	0		0		239,030,000,000		339,518,000,000
Interest income on held-to-maturity financial assets	[1]	0		0		307,965,000,000		360,054,000,000
Interest income on loans and receivables	[1]	0		0		7,950,344,000,000		7,749,332,000,000
Interest expense		(4,033,548,000,000)		(3,624,358,000)		(3,330,037,000,000)		(3,492,768,000,000)
Net Interest income(expense)		5,650,951,000,000		5,077,680,000		5,220,650,000,000		5,019,544,000,000
Fees and commissions income		1,680,764,000,000		1,510,256,000		2,069,198,000,000		1,865,470,000,000
Fees and commissions expense		(610,790,000,000)		(548,827,000)		(998,732,000,000)		(928,339,000,000)
Net fees and commissions income		1,069,974,000,000		961,429,000		1,070,466,000,000		937,131,000,000
Dividend income		90,552,000,000		81,366,000		124,992,000,000		184,510,000,000
Net gain (loss) on financial instruments at fair value through profit or loss (IFRS 9)	[1]	214,443,000,000		192,689,000		0		0
Net gain on financial instruments at FVTPL (IFRS 9)	[1]	0		0		(104,827,000,000)		114,387,000,000
Net gain on financial assets at FVTOCI	[1]	2,047,000,000		1,840,000		0		0
Net gain (loss) on available-for-sale financial assets	[1]	0		0		192,708,000,000		(1,035,000,000)
Net gain on disposals of financial assets at amortized cost	[1]	79,532,000,000		71,463,000		0		0
Net gain on disposals of securities at amortized cost	[1]	431,000,000		387,000		0		0
Net gain on disposals of loans and other financial assets at amortized cost		79,101,000,000	[1]	71,076,000	[1]	0	[1]	0
Reversal of allowance for credit loss and impairment losses due to credit loss		(329,574,000,000)		(296,140,000)		(785,133,000,000)		(834,076,000,000)
General and administrative expense		(3,624,033,000,000)		(3,256,387,000)		(3,530,801,000,000)		(3,478,476,000,000)
Other net operating income (expenses)		(394,591,000,000)		(354,561,000)		(31,313,000,000)		(367,779,000,000)
Operating income(expense)		2,759,301,000,000		2,479,379,000		2,156,742,000,000		1,574,206,000,000
Share of gain (loss) on subsidiaries and associates		3,019,000,000		2,713,000		(101,514,000,000)		(19,507,000,000)
Net other non-operating income (expenses)		42,552,000,000		38,235,000		(105,722,000,000)		(1,310,000,000)
Non operating income(expense)		45,571,000,000		40,948,000		(207,236,000,000)		(20,817,000,000)
Net income(expense) before income tax expense		2,804,872,000,000		2,520,327,000		1,949,506,000,000		1,553,389,000,000
Income tax expense		(753,223,000,000)		(676,811,000)		(419,418,000,000)		(275,856,000,000)
Net income(expense)		2,051,649,000,000		1,843,516,000		1,530,088,000,000		1,277,533,000,000
Other comprehensive income [abstract]
Net loss on valuation of equity securities at fair value through other comprehensive income	[1]	(30,855,000,000)		(27,724,000)		0		0
Net gain on valuation of financial liabilities designated as at FVTPL due to own credit risk	[1],[2]	100,000,000		90,000		0		0
Items out of change in equity method securities due to change in equity of investee that will not be reclassified to profit or loss		0		0		(2,993,000,000)		0
Remeasurement gain (loss) related to defined benefit plan		(84,629,000,000)		(76,043,000)		10,497,000,000		34,162,000,000
Items that will not be reclassified to profit or loss		(115,384,000,000)		(103,677,000)		7,504,000,000		34,162,000,000
Net gain (loss) on valuation of debt securities at FVTOCI	[1]	33,360,000,000		29,976,000		0		0
Net gain (loss) on valuation of available-for-sale financial assets	[1]	0		0		(84,498,000,000)		12,586,000,000	[2]
Share of other comprehensive gain (loss) of joint ventures and associates		2,958,000,000		2,658,000		3,605,000,000		(7,937,000,000)
Net loss on foreign currency translation of foreign operations		(4,379,000,000)		(3,934,000)		(208,329,000,000)		28,712,000,000
Changes in other comprehensive income related to valuation gain or loss on cash flow hedge		(4,646,000,000)		(4,175,000)		777,000,000		10,371,000,000
Other comprehensive income related to assets held for sale		(4,145,000,000)		(3,725,000)		4,145,000,000		0
Items that may be reclassified to profit or loss		23,148,000,000		20,800,000		(284,300,000,000)		43,732,000,000
Other comprehensive income(loss), net of tax		(92,236,000,000)		(82,877,000)		(276,796,000,000)		77,894,000,000
Total comprehensive income		1,959,413,000,000		1,760,639,000		1,253,292,000,000		1,355,427,000,000
Net income attributable to:
Net income attributable to shareholders		2,033,182,000,000		1,826,922,000		1,512,148,000,000		1,261,266,000,000
Net income attributable to non-controlling interests		18,467,000,000		16,594,000		17,940,000,000		16,267,000,000
Total comprehensive income attributable to:
Comprehensive income attributable to shareholders		1,943,885,000,000		1,746,686,000		1,249,057,000,000		1,332,614,000,000
Comprehensive income attributable to non-controlling interests		₩ 15,528,000,000		$ 13,953,000		₩ 4,235,000,000		₩ 22,813,000,000
Earnings per share [Abstract]
Basic and diluted earnings per share(Unit: Korean Won and U.S. Dollar) | (per share)		₩ 2,796		$ 2.512		₩ 1,999		₩ 1,567

[1]	The consolidated statements of comprehensive income for the year ended December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of comprehensive income for the years ended December 31, 2016 and 2017 were not retrospectively restated in accordance with IFRS 9.
[2]	The consolidated statements of changes in equity for the year ended December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of changes in equity for the years ended December 31, 2016 and 2017 were not retrospectively restated in accordance with IFRS 9.